UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor, New York, NY 10019
(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31. 2015
(Unaudited)

		Shares	Value ($)
Common Stocks (96.2%)
AIA Group Ltd. (Insurance)		56,000	324,072
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		2,023	180,209
Alsea SAB de CV* (Hotels, Restaurants & Leisure)		38,221	102,258
Amorepacific Corp. (Personal Products)		103	248,915
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		3,024	113,392
Baidu, Inc. ADR* (Internet Software & Services)		1,281	279,156
BB Seguridade Participacoes SA (Insurance)		9,126	100,020
BRF - Brazil Foods SA (Food Products)		4,715	113,161
China Mobile Ltd. (Wireless Telecommunication Services)		15,500	203,057
China Resources Gas Group Ltd. (Gas Utilities)		78,000	189,286
Chongqing Changan Automobile Co. Ltd. (Automobiles)		57,200	142,262
Cognizant Technology Solutions Corp.* (IT Services)		5,274	285,482
Copa Holdings SA (Airlines)		1,043	112,133
Corporacion Inmobiliaria Vesta SAB de CV* (Real Estate Management & Development)		61,002	118,059
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		246,000	207,113
Emaar Properties PJSC (Real Estate Management & Development)		37,500	67,932
Embraer SA (Aerospace & Defense)		12,200	107,969
Emperador, Inc. (Beverages)		834,800	188,466
Fibra Uno Administracion SA (Real Estate Investment Trusts)		30,149	90,943
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		52,000	272,067
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		18,855	218,550
Grupo Aeroportuario del Sureste SAB de CV* (Transportation Infrastructure)		8,454	110,918
HFDC Bank Ltd. (Banks)		19,011	328,825
Hotel Shilla Co. Ltd. (Specialty Retail)		1,462	135,710
ICICI Bank Ltd. (Banks)		42,805	248,799
Industrial & Commerical Bank of China Ltd. (Banks)		372,000	266,636
KAZ Minerals PLC* (Metals & Mining)		36,200	109,228
Korea Electric Power Corp. (Electric Utilities)		5,269	205,653
Larsen & Toubro Ltd. (Construction & Engineering)		8,920	244,531
Lupin Ltd. (Pharmaceuticals)		11,759	299,467
Luye Pharma Group Ltd.* (Pharmaceuticals)		260,000	309,696
Malaysia Airports Holdings Bhd (Transportation Infrastructure)		109,041	214,748
Maruti Suzuki India Ltd. (Automobiles)		4,798	282,134
Mining & Metallurgical Co. Norilsk Nickel ADR (Metals & Mining)		6,742	114,277
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		146,700	161,825
Mr. Price Group Ltd. (Specialty Retail)		4,953	112,331
Naspers Ltd. (Media)		784	112,879
Naver Corp. (Internet Software & Services)		268	174,573
Ping An Insurance (Group) Co. of China Ltd. (Insurance)		27,000	286,188
PT Bank Mandiri Tbk (Banks)		226,901	196,036
PT Matahari Department Store Tbk (Multiline Retail)		177,400	216,863
PT Media Nusantara Citra Tbk (Media)		928,300	208,604
Samsonite International SA (Textiles, Apparel & Luxury Goods)		81,300	245,742
Sanlam Ltd. (Insurance)		18,757	112,643
Severstal GDR (Metals & Mining)		12,177	111,054
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		45,000	199,870
Tata Motors Ltd. (Automobiles)		30,178	284,079
Tencent Holdings Ltd.* (Internet Software & Services)		16,600	280,238
Turkiye Garanti Bankasi AG (Banks)		43,018	181,463
Universal Robina Corp. (Food Products)		44,620	208,664
Xiabu Xiabu Catering Management Co. Ltd.* (Hotels, Restaurants & Leisure)		231,500	142,446

TOTAL COMMON STOCKS (Cost $8,836,732)			9,770,622

Preferred Stock (1.4%)
Itau Unibanco Holding SA (Banks)		11,692	143,399

TOTAL PREFERRED STOCK (Cost $202,336)			143,399

WarrantNM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)		10,325	1,783

TOTAL WARRANT (Cost $—)			1,783

TOTAL INVESTMENTS (Cost $9,039,068) — 97.6%			9,915,804

Other Net Assets (Liabilities) — 2.4%			245,405

NET ASSETS — 100.0%			10,161,209

*	Non-imcome producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31. 2015
(Unaudited)

The Emerging Markets Fund invested in the following industries as of January 31. 2015:			The Emerging Markets Fund invested in securities with exposure to the following countries as of January 31. 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Aerospace & Defense	107,969	1.1%	Brazil	464,549	4.6%
Airlines	112,133	1.1%	Cayman Islands	142,446	1.4%
Automobiles	708,475	7.0%	China	1,744,385	17.2%
Banks	1,365,158	13.3%	Hong Kong	1,441,337	14.2%
Beverages	188,466	1.9%	India	2,191,867	21.5%
Construction & Engineering	244,531	2.4%	Indonesia	621,503	6.1%
Electric Utilities	205,653	2.0%	Malaysia	214,748	2.1%
Food Products	321,825	3.1%	Mexico	422,178	4.2%
Gas Utilities	189,286	1.9%	Panama	112,133	1.1%
Hotels, Restaurants & Leisure	680,379	6.7%	Philippines	397,130	3.9%
Insurance	822,923	8.1%	Russia	225,331	2.2%
Internet Software & Services	914,176	9.1%	South Africa	451,245	4.4%
IT Services	285,482	2.8%	South Korea	764,851	7.5%
Media	321,483	3.2%	Taiwan	199,870	2.0%
Metals & Mining	334,559	3.3%	Thailand	163,608	1.6%
Multiline Retail	216,863	2.1%	Turkey	181,463	1.8%
Personal Products	248,915	2.5%	United Arab Emirates	67,932	0.7%
Pharmaceuticals	1,148,218	11.2%	United Kingdom	109,228	1.1%
Real Estate Investment Trusts	90,943	0.9%	Other Net Assets	245,405	2.4%
Real Estate Management & Development	185,991	1.9%	Total	10,161,209	100.0%
Semiconductors & Semiconductor Equipment	199,870	2.0%
Specialty Retail	248,041	2.4%
Textiles, Apparel & Luxury Goods	245,742	2.4%
Transportation Infrastructure	325,666	3.2%
Wireless Telecommunication Services	203,057	2.0%
Other Net Assets	245,405	2.4%
Total	10,161,209	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31. 2015
(Unaudited)

		Shares	Value ($)
Common Stocks (99.4%)
AIA Group Ltd. (Insurance)		90,200	521,989
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		2,420	215,574
Amorepacific Corp. (Personal Products)		160	386,664
Baidu, Inc. ADR* (Internet Software & Services)		2,236	487,269
China Everbright International Ltd. (Commercial Services & Supplies)		149,000	219,433
China Mobile Ltd. (Wireless Telecommunication Services)		27,000	353,712
China Resources Gas Group Ltd. (Gas Utilities)		92,000	223,261
Chongqing Changan Automobile Co. Ltd. (Automobiles)		90,700	225,579
Cognizant Technology Solutions Corp.* (IT Services)		10,156	549,744
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		390,000	328,349
DBS Group Holdings Ltd. (Banks)		29,925	435,953
Emperador, Inc. (Beverages)		926,900	209,259
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		59,000	308,691
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		22,445	260,162
HFDC Bank Ltd. (Banks)		28,277	489,097
Hotel Shilla Co. Ltd. (Specialty Retail)		2,286	212,198
ICICI Bank Ltd. (Banks)		64,321	373,858
Industrial & Commerical Bank of China Ltd. (Banks)		565,000	404,972
Info Edge (India) Ltd. (Internet Software & Services)		12,762	175,047
Korea Electric Power Corp. (Electric Utilities)		8,671	338,435
Larsen & Toubro Ltd. (Construction & Engineering)		7,257	198,942
LT Group, Inc. (Beverages)		726,300	223,018
Lupin Ltd. (Pharmaceuticals)		21,180	539,391
Luye Pharma Group Ltd.* (Pharmaceuticals)		435,500	518,742
Malaysia Airports Holdings Bhd (Transportation Infrastructure)		153,254	301,822
Maruti Suzuki India Ltd. (Automobiles)		8,707	511,993
Melco Crown Entertainment Ltd. ADR (Hotels, Restaurants & Leisure)		7,843	188,232
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		232,500	256,471
Naver Corp. (Internet Software & Services)		515	335,467
Ping An Insurance (Group) Co. of China Ltd. (Insurance)		46,000	487,580
PT Bank Mandiri Tbk (Banks)		289,579	250,188
PT Matahari Department Store Tbk (Multiline Retail)		214,300	261,972
PT Media Nusantara Citra Tbk (Media)		1,032,000	231,907
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		18,525	273,523
Samsonite International SA (Textiles, Apparel & Luxury Goods)		118,500	358,184
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)		559,000	359,984
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		15,110	223,655
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)		161,000	245,013
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		68,000	302,026
Tata Motors Ltd. (Automobiles)		54,044	508,741
Tencent Holdings Ltd.* (Internet Software & Services)		30,600	516,583
United Spirits Ltd.* (Beverages)		3,964	220,913
Universal Robina Corp. (Food Products)		51,770	242,101
WuXi PharmaTech Caymen, Inc. ADR* (Life Sciences Tools & Services)		6,292	252,309
Xiabu Xiabu Catering Management Co. Ltd.* (Hotels, Restaurants & Leisure)		320,500	197,209

TOTAL COMMON STOCKS (Cost $12,753,897)			14,725,212

WarrantNM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)		8,015	1,384

TOTAL WARRANT (Cost $—)			1,384

TOTAL INVESTMENTS (Cost $12,753,897) — 99.4%			14,726,596

Other Net Assets (Liabilities) — 0.6%			96,779

NET ASSETS — 100.0%			14,823,375

*	Non-imcome producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31. 2015
(Unaudited)

The Asia Fund invested in the following industries as of January 31. 2015:			The Asia Fund invested in securities with exposure to the following countries as of January 31. 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	1,246,313	8.5%	Cayman Islands	197,209	1.3%
Banks	1,954,068	13.1%	China	3,713,605	25.2%
Beverages	653,190	4.4%	Hong Kong	2,501,851	16.9%
Commercial Services & Supplies	219,433	1.5%	India	4,325,066	29.3%
Construction & Engineering	198,942	1.3%	Indonesia	744,067	5.0%
Electric Utilities	338,435	2.3%	Malaysia	301,822	2.0%
Electronic Equipment, Instruments & Components	245,013	1.7%	Philippines	674,378	4.5%
Food Products	242,101	1.6%	Singapore	435,953	2.9%
Gas Utilities	223,261	1.5%	South Korea	1,272,764	8.6%
Hotels, Restaurants & Leisure	951,987	6.4%	Taiwan	302,026	2.0%
Insurance	1,009,569	6.8%	Thailand	257,855	1.7%
Internet Software & Services	1,729,940	11.8%	Other Net Assets	96,779	0.6%
IT Services	549,744	3.7%	Total	14,823,375	100.0%
Life Sciences Tools & Services	252,309	1.7%
Media	231,907	1.6%
Multiline Retail	261,972	1.7%
Oil, Gas & Consumable Fuels	273,523	1.8%
Personal Products	386,664	2.6%
Pharmaceuticals	2,230,283	15.2%
Semiconductors & Semiconductor Equipment	302,026	2.0%
Specialty Retail	212,198	1.4%
Textiles, Apparel & Luxury Goods	358,184	2.4%
Transportation Infrastructure	301,822	2.0%
Wireless Telecommunication Services	353,712	2.4%
Other Net Assets	96,779	0.6%
Total	14,823,375	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31. 2015
(Unaudited)

		Shares	Value ($)
Common Stocks (94.7%)
AIA Group Ltd. (Insurance)		868,000	5,023,131
Alibaba Group Holding Ltd.* ADR (Internet Software & Services)		64,796	5,772,028
Alsea SAB de CV* (Hotels, Restaurants & Leisure)		700,800	1,874,942
Amorepacific Corp. (Personal Products)		2,130	5,147,464
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		193,956	4,113,853
Asian Paints Ltd. (Chemicals)		283,089	3,920,872
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		65,310	2,448,965
Baidu, Inc. ADR* (Internet Software & Services)		15,281	3,330,036
BB Seguridade Participacoes SA (Insurance)		201,612	2,209,652
BR Malls Participacoes SA (Real Estate Management & Development)		236,879	1,344,890
BRF - Brazil Foods SA (Food Products)		77,900	1,869,600
Brilliance China Automotive Holdings Ltd. (Automobiles)		1,600,000	2,916,999
Coca-Cola Icecek AS (Beverages)		79,300	1,601,758
Copa Holdings SA (Airlines)		16,536	1,777,785
Credicorp Ltd. (Banks)		11,940	1,720,793
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		3,762,000	3,167,307
Emaar Properties PJSC (Real Estate Management & Development)		529,500	959,197
Embraer SA (Aerospace & Defense)		161,000	1,424,843
Estacio Participacoes SA (Diversified Consumer Services)		156,100	971,224
Fibra Uno Administracion SA (Real Estate Investment Trusts)		494,115	1,490,473
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		172,925	2,004,391
Grupo Aeroportuario del Sureste SAB de CV* (Transportation Infrastructure)		218,288	2,863,988
Hotel Shilla Co. Ltd. (Specialty Retail)		52,106	4,836,737
JD.com, Inc. ADR* (Internet & Catalog Retail)		109,519	2,720,452
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)		2,194,000	2,823,799
Lupin Ltd. (Pharmaceuticals)		148,727	3,787,628
Luye Pharma Group Ltd.* (Pharmaceuticals)		3,481,000	4,146,359
Magnit PJSC - Registered Shares GDR (Food & Staples Retailing)		41,384	1,575,893
Mediclinic International Ltd. (Health Care Providers & Services)		184,000	1,821,629
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		4,232,500	4,668,867
Mr. Price Group Ltd. (Specialty Retail)		77,000	1,746,315
Naspers Ltd. (Media)		28,012	4,033,108
ORION Corp. (Food Products)		4,866	4,653,346
PChome Online, Inc. (Internet Software & Services)		142,000	1,586,154
Ping An Insurance (Group) Co. of China Ltd. (Insurance)		395,000	4,186,829
PT Kalbe Farma Tbk (Pharmaceuticals)		30,990,300	4,563,514
PT Mitra Adiperkasa Tbk (Multiline Retail)		1,934,900	893,458
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		3,404,100	757,601
PT Unilever Indonesia Tbk (Household Products)		417,600	1,179,482
Samsonite International SA (Textiles, Apparel & Luxury Goods)		1,382,700	4,179,420
Sanlam Ltd. (Insurance)		440,010	2,642,420
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)		5,374,000	3,460,736
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		201,134	2,977,148
Tata Motors Ltd. (Automobiles)		298,472	2,809,654
Tencent Holdings Ltd.* (Internet Software & Services)		392,500	6,626,101
Turkiye Garanti Bankasi AG (Banks)		863,740	3,643,525
Universal Robina Corp. (Food Products)		1,254,320	5,865,787
Valid Solucoes SA (Commercial Services & Supplies)		92,300	1,322,995
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)		144,825	3,242,632
Yandex NV* (Internet Software & Services)		61,167	910,777

TOTAL COMMON STOCKS (Cost $132,158,103)			145,616,557

Preferred Stock (1.3%)
Itau Unibanco Holding SA (Banks)		158,700	1,946,404

TOTAL PREFERRED STOCK (Cost $2,771,225)			1,946,404

WarrantNM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)		216,840	37,443

TOTAL WARRANT (Cost $—)			37,443

TOTAL INVESTMENTS (Cost $134,929,328) — 96.0%			147,600,404

Other Net Assets (Liabilities) — 4.0%			6,106,358

NET ASSETS — 100.0%			153,706,762

*	Non-imcome producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31. 2015
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of January 31. 2015:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of January 31. 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Aerospace & Defense	1,424,843	0.9%	Brazil	11,089,608	7.2%
Airlines	1,777,785	1.2%	China	36,308,972	23.7%
Automobiles	5,726,653	3.7%	Hong Kong	15,286,857	9.9%
Banks	7,310,722	4.8%	India	19,613,546	12.8%
Beverages	1,601,758	1.0%	Indonesia	7,394,055	4.8%
Chemicals	3,920,872	2.6%	Mexico	6,229,403	4.1%
Commercial Services & Supplies	1,322,995	0.9%	Panama	1,777,785	1.2%
Diversified Consumer Services	971,224	0.6%	Peru	1,720,793	1.1%
Diversified Telecommunication Services	757,601	0.5%	Philippines	5,865,787	3.8%
Food & Staples Retailing	1,575,893	1.0%	Russia	2,486,670	1.6%
Food Products	12,388,733	8.0%	South Africa	12,692,437	8.3%
Health Care Providers & Services	5,935,482	3.9%	South Korea	14,637,547	9.5%
Hotels, Restaurants & Leisure	6,581,252	4.2%	Taiwan	1,586,154	1.0%
Household Products	1,179,482	0.8%	Thailand	4,706,310	3.0%
Insurance	14,062,032	9.0%	Turkey	5,245,283	3.4%
Internet & Catalog Retail	5,963,084	3.9%	United Arab Emirates	959,197	0.6%
Internet Software & Services	18,225,096	11.9%	Other Net Assets	6,106,358	4.0%
Media	4,033,108	2.7%	Total	153,706,762	100.0%
Multiline Retail	893,458	0.6%
Personal Products	5,147,464	3.4%
Pharmaceuticals	26,556,048	17.3%
Real Estate Investment Trusts	1,490,473	1.0%
Real Estate Management & Development	2,304,087	1.5%
Specialty Retail	6,583,052	4.2%
Technology Hardware, Storage & Peripherals	2,823,799	1.8%
Textiles, Apparel & Luxury Goods	4,179,420	2.7%
Transportation Infrastructure	2,863,988	1.9%
Other Net Assets	6,106,358	4.0%
Total	153,706,762	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	January 31. 2015
(Unaudited)

		Shares	Value ($)
Common Stocks (93.0%)
AIA Group Ltd. (Insurance)		636,000	3,680,543
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		48,376	4,309,334
Amorepacific Corp. (Personal Products)		1,571	3,796,557
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		131,963	2,798,967
Asian Paints Ltd. (Chemicals)		214,526	2,971,253
Baidu, Inc. ADR* (Internet Software & Services)		11,447	2,494,530
Brilliance China Automotive Holdings Ltd. (Automobiles)		1,142,000	2,082,008
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		2,944,000	2,478,615
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		139,398	1,615,776
Hotel Shilla Co. Ltd. (Specialty Retail)		39,817	3,696,011
JD.com, Inc. ADR* (Internet & Catalog Retail)		83,046	2,062,863
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)		1,572,000	2,023,251
Lupin Ltd. (Pharmaceuticals)		73,637	1,875,313
Luye Pharma Group Ltd.* (Pharmaceuticals)		2,606,500	3,104,707
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		3,105,600	3,425,784
ORION Corp. (Food Products)		3,498	3,345,130
PChome Online, Inc. (Internet Software & Services)		111,000	1,239,881
Ping An Insurance (Group) Co. of China Ltd. (Insurance)		301,500	3,195,770
PT Kalbe Farma Tbk (Pharmaceuticals)		22,386,600	3,296,567
PT Mitra Adiperkasa Tbk (Multiline Retail)		784,600	362,296
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		2,219,400	493,939
PT Unilever Indonesia Tbk (Household Products)		309,100	873,031
Samsonite International SA (Textiles, Apparel & Luxury Goods)		940,800	2,843,711
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)		4,079,000	2,626,785
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		186,600	2,762,017
Tata Motors Ltd. (Automobiles)		205,071	1,930,428
Tencent Holdings Ltd.* (Internet Software & Services)		293,100	4,948,052
Universal Robina Corp. (Food Products)		891,210	4,167,715
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)		105,225	2,355,987

TOTAL COMMON STOCKS (Cost $70,693,029)			76,856,821

WarrantNM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)		65,250	11,267

TOTAL WARRANT (Cost $—)			11,267

TOTAL INVESTMENTS (Cost $70,693,029) — 93.0%			76,868,088

Other Net Assets (Liabilities) — 7.0%			5,822,903

NET ASSETS — 100.0%			82,690,991

*	Non-imcome producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt

The Asia Great Consumer Fund invested in the following industries as of January 31. 2015:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of January 31. 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	4,012,436	4.8%	China	27,121,279	32.9%
Chemicals	2,971,253	3.6%	Hong Kong	11,084,877	13.4%
Diversified Telecommunication Services	493,939	0.6%	India	13,953,754	16.9%
Food Products	7,512,845	9.0%	Indonesia	5,025,833	6.1%
Health Care Providers & Services	2,798,967	3.4%	Philippines	4,167,715	5.0%
Hotels, Restaurants & Leisure	3,437,051	4.1%	South Korea	10,837,698	13.1%
Household Products	873,031	1.1%	Taiwan	1,239,881	1.5%
Insurance	6,876,313	8.4%	Thailand	3,437,051	4.1%
Internet & Catalog Retail	4,418,850	5.3%	Other Net Assets	5,822,903	7.0%
Internet Software & Services	12,991,797	15.8%	Total	82,690,991	100.0%
Multiline Retail	362,296	0.4%
Personal Products	3,796,557	4.6%
Pharmaceuticals	17,759,780	21.6%
Specialty Retail	3,696,011	4.5%
Technology Hardware, Storage & Peripherals	2,023,251	2.4%
Textiles, Apparel & Luxury Goods	2,843,711	3.4%
Other Net Assets	5,822,903	7.0%
Total	82,690,991	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	January 31. 2015
(Unaudited)

		Shares	Value ($)
Common Stocks (99.6%)
Abbott Laboratories (Health Care Equipment & Supplies)		5,400	241,704
Abbvie, Inc. (Pharmaceuticals)		4,150	250,453
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		2,243	199,806
Allianz SE (Insurance)		2,020	334,145
Amadeus IT Holding SA (IT Services)		9,080	363,900
Anheuser-Busch InBev NV (Beverages)		4,439	542,192
Astellas Pharma., Inc. (Pharmaceuticals)		27,920	429,802
Avago Technologies Ltd. (Semiconductors & Semiconductor Equipment)		2,700	277,776
Bank of America Corp. (Banks)		16,140	244,521
Bayer AG - Registered Shares (Pharmaceuticals)		2,000	288,973
Biogen Idec, Inc.* (Biotechnology)		740	287,978
Celgene Corp.* (Biotechnology)		2,880	343,181
Comcast Corp. (Media)		4,946	262,855
Compagnie Financiere Richemont AG (Textiles, Apparel & Luxury Goods)		3,120	259,444
CVS Caremark Corp. (Food & Staples Retailing)		3,323	326,186
Deutsche Post AG (Air Freight & Logistics)		9,545	310,283
Google, Inc.* (Internet Software & Services)		516	277,376
Industria de Diseno Textil SA (Specialty Retail)		10,610	313,314
Japan Tobacco, Inc. (Tobacco)		8,150	221,474
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		5,462	296,969
Mallinckrodt PLC* (Pharmaceuticals)		2,200	233,178
MasterCard, Inc. (IT Services)		3,980	326,479
MetLife, Inc. (Insurance)		5,100	237,150
Microsoft Corp. (Software)		5,877	237,431
Mobileye NV* (Software)		5,395	212,509
Monster Beverage Corp.* (Beverages)		1,967	230,041
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		3,676	339,111
Novartis AG (Pharmaceuticals)		2,020	197,084
Paradise Co. Ltd. (Hotels, Restaurants & Leisure)		8,481	202,651
Pfizer, Inc. (Pharmaceuticals)		7,600	237,500
Priceline Group, Inc.* (Internet & Catalog Retail)		240	242,275
Rakuten, Inc. (Internet & Catalog Retail)		24,458	339,135
Roche Holding AG (Pharmaceuticals)		974	263,300
Sanofi (Pharmaceuticals)		4,250	391,495
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,445	389,070
Tencent Holdings Ltd.* (Internet Software & Services)		18,700	315,690
Tesla Motors, Inc.* (Automobiles)		1,218	247,985
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)		2,540	318,033
United Parcel Service, Inc. (Air Freight & Logistics)		3,127	309,073
Visa, Inc. (IT Services)		1,323	337,246
Walt Disney Co. (The) (Media)		3,780	343,829
Wells Fargo & Co. (Banks)		7,783	404,093
Whirlpool Corp. (Household Durables)		1,250	248,850
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3,205	231,657

TOTAL COMMON STOCKS (Cost $11,529,873)			12,907,197

RightsNM
Groupe FNAC SA* (Specialty Retail)		6	34

TOTAL RIGHTS (Cost $—)			34

TOTAL INVESTMENTS (Cost $11,529,873) — 99.6%			12,907,231

Other Net Assets (Liabilities) — 0.4%			57,886

NET ASSETS — 100.0%			12,965,117

*	Non-imcome producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt

The Global Great Consumer Fund invested in the following industries as of January 31. 2015:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of January 31. 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Air Freight & Logistics	619,356	4.8%	Belgium	542,192	4.2%
Automobiles	247,985	1.9%	China	515,496	4.0%
Banks	648,614	5.0%	France	391,529	3.0%
Beverages	772,233	6.0%	Germany	933,401	7.2%
Biotechnology	631,159	4.9%	Japan	990,411	7.6%
Food & Staples Retailing	326,186	2.5%	Netherlands	212,509	1.6%
Health Care Equipment & Supplies	241,704	1.9%	Singapore	277,776	2.1%
Hotels, Restaurants & Leisure	1,120,347	8.7%	South Korea	202,651	1.6%
Household Durables	248,850	1.9%	Spain	677,214	5.2%
Insurance	571,295	4.4%	Switzerland	719,828	5.6%
Internet & Catalog Retail	581,410	4.5%	United States	7,444,224	57.5%
Internet Software & Services	792,872	6.1%	Other Net Assets	57,886	0.4%
IT Services	1,027,625	7.9%	Total	12,965,117	100.0%
Life Sciences Tools & Services	318,033	2.5%
Media	606,684	4.7%
Pharmaceuticals	2,291,785	17.7%
Semiconductors & Semiconductor Equipment	277,776	2.1%
Software	449,940	3.4%
Specialty Retail	313,348	2.4%
Textiles, Apparel & Luxury Goods	598,555	4.6%
Tobacco	221,474	1.7%
Other Net Assets	57,886	0.4%
Total	12,965,117	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	January 31. 2015
(Unaudited)

		Shares or Principal Amount ($)	Value ($)
Foreign Bonds+ (1.9%)
Brazil — 0.9%
Banco Santander Brasil SA(a), 8.00%, 3/18/16		300,000	106,803
South Korea — 1.0%
Export-Import Bank of Korea, Series E, 8.00%, 5/15/18		1,500,000,000	118,182
TOTAL FOREIGN BONDS (Cost $274.489)			224,985

Yankee Dollar Bonds (73.0%)
AngloGold Holding PLC, 5.13%, 8/1/22		100,000	95,102
Baidu, Inc., 3.50%, 11/28/22		500,000	508,513
Banco de Credito e Inversiones(a), 4.00%, 2/11/23		250,000	252,166
Banco do Brazil SA, 3.88%, 1/23/17		200,000	205,000
Bharti Airtel International (Netherlands) BV - Registered Shares, 5.13%, 3/11/23		250,000	277,400
CNOOC Finance 2014 ULC, 4.25%, 4/30/24		500,000	539,420
CNPC General Capital Ltd.(a), 2.75%, 4/19/17		200,000	203,404
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20		250,000	276,720
Embraer Overseas Ltd. - Registered Shares, 5.70%, 9/16/23		100,000	108,000
Eskom Holdings Ltd. - Registered Shares, 5.75%, 1/26/21		200,000	200,500
Federal Republic of Brazil, 4.25%, 1/7/25		500,000	499,375
Halyk Savings Bank of Kazakhstan - Registered Shares, 7.25%, 5/3/17		200,000	198,500
Hungarian Development Bank Ltd. - Registered Shares, 6.25%, 10/21/20		200,000	226,039
Indian Oil Corp. Ltd. - Registered Shares, 5.63%, 8/2/21		400,000	443,879
Magyar Export-Import Bank, 4.00%, 1/30/20		200,000	202,250
Myriad International Holdings BV - Registered Shares, 6.00%, 7/18/20		200,000	226,520
NTPC Ltd., Series E, 4.75%, 10/3/22		250,000	267,617
Petrobras Global Finance, 6.25%, 3/17/24		100,000	90,583
PT Pertamina(a), 4.88%, 5/3/22		250,000	258,950
Republic of Indonesia(a), 6.75%, 1/15/44		250,000	323,125
Republic of Sri Lanka(a), 5.13%, 4/11/19		200,000	204,000
Republic of Sri Lanka - Registered Shares, 5.88%, 7/25/22		250,000	263,125
Siam Commercial Bank Public Co. Ltd.(a), 3.50%, 4/7/19		500,000	519,746
State Bank of India(a), 3.25%, 4/18/18		300,000	308,558
Telefonica Emisiones SAU, 5.46%, 2/16/21		250,000	289,616
Tencent Holdings Ltd. - Registered Shares, 4.63%, 12/12/16		500,000	526,000
Turk EximBank(a), 5.88%, 4/24/19		250,000	267,813
Turkiye Garanti Bankasi AS(a), 4.00%, 9/13/17		250,000	254,135
Woori Bank Co. Ltd.(a), 2.88%, 10/2/18		200,000	205,370
Woori Bank Co. Ltd.(a), 4.75%, 4/30/24		500,000	541,603

TOTAL YANKEE DOLLAR BONDS (Cost $8,343,949)			8,783,029

Exchange Traded Funds (4.2%)
iShares iBoxx $ High Yield Corporate Bond ETF (Corp/Pref-High Yield)		1,500	135,345
iShares JPMorgan USD Emerging Markets Bond ETF (Corp/Pref-High Yield)		2,000	223,520
SPDR Barclays Capital High Yield Bond ETF (Corp/Pref-High Yield)		3,750	146,025

TOTAL EXCHANGE TRADED FUNDS (Cost $496,333)			504,890

U.S. Treasury Obligations (17.6%)
U.S. Treasury Note, 0.25%, 7/31/15		500,000	500,459
U.S. Treasury Note, 0.50%, 9/30/16		1,000,000	1,002,109
U.S. Treasury Note, 1.63%, 7/31/19		600,000	613,078

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,099,830)			2,115,646

TOTAL INVESTMENTS (Cost $11,214,601) — 96.7%			11,628,550

Other Net Assets (Liabilities) — 3.3%			398,836

NET ASSETS — 100.0%			12,027,386

+	Principal amounts are disclosed in local currency and fair value amounts are disclosed in U.S. Dollars.
(a)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees. At January 31, 2015, the restricted securities represent 28.6% of net assets.

ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	January 31. 2015
(Unaudited)

The Global Dynamic Bond Fund invested in the following industries as of January 31. 2015:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of January 31. 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Aerospace & Defense	108,000	0.9%	Brazil	811,178	6.8%
Banks	2,591,881	21.6%	Canada	539,420	4.5%
Capital Markets	696,102	5.8%	Cayman Islands	108,000	0.9%
Corp/Pref-High Yield	504,890	4.2%	Chile	252,166	2.1%
Diversified Financial Services	118,182	1.0%	China	1,237,917	10.2%
Diversified Telecommunication Services	289,616	2.4%	Croatia	276,720	2.3%
Electric Utilities	200,500	1.7%	Hungary	428,289	3.6%
Independent Power and Renewable Electricity Producers	267,617	2.2%	India	1,020,054	8.5%
Internet Software & Services	1,034,513	8.5%	Indonesia	582,075	4.8%
Media	226,520	1.9%	Isle of Man	95,102	0.8%
Metals & Mining	95,102	0.8%	Kazakhstan	198,500	1.7%
Oil, Gas & Consumable Fuels	1,536,236	12.9%	Netherlands	594,503	4.9%
Sovereign	3,681,991	30.6%	South Africa	200,500	1.7%
Wireless Telecommunication Services	277,400	2.2%	South Korea	865,155	7.2%
Other Net Assets	398,836	3.3%	Spain	289,616	2.4%
Total	12,027,386	100.0%	Sri Lanka	467,125	3.9%
			Thailand	519,746	4.3%
			Turkey	521,948	4.3%
			United States	2,620,536	21.8%
			Other Net Assets	398,836	3.3%
			Total	12,027,386	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

January 31, 2015

(Unaudited)

1.	Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). As of January 31, 2015, the Trust is comprised of the following six funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds."

The Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund and Global Great Consumer Fund are each classified as diversified under the 1940 Act. The Global Dynamic Bond Fund is classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as "matrix pricing." U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2015

 (Unaudited)

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts ("ADRs") as well as other "hybrid" forms of depositary receipts, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Futures contracts are generally valued at the daily quoted settlement prices established by the exchange on which they are traded.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Manager") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical assets

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investment)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2015

 (Unaudited)

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities), rights and futures contracts are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) are generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of January 31, 2015, based upon the three levels defined above, are identified below while the detailed industry classifications are disclosed on the Schedule of Portfolio Investments of each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Emerging Markets Fund
Common Stocks
Airlines	112,133	—	—	112,133
Hotels, Restaurants & Leisure	102,258	576,338	—	678,596
Internet Software & Services	459,365	454,811	—	914,176
IT Services	285,482	—	—	285,482
Metals & Mining	225,331	109,228	—	334,559
Real Estate Investment Trusts	90,943	—	—	90,943
Real Estate Management & Development	118,059	67,932	—	185,991
Transportation Infrastructure	110,918	214,748	—	325,666
All Other Common Stocks †	—	6,843,076	—	6,843,076
Preferred Stock	—	143,399		143,399
Warrant	1,783	—	—	1,783
Total Investments	1,506,272	8,409,532	—	9,915,804

Asia Fund
Common Stocks			—
Hotels, Restaurants & Leisure	188,232	762,371	—	950,603
Internet Software & Services	702,843	1,027,097	—	1,729,940
IT Services	549,744	—	—	549,744
Life Sciences Tools & Services	252,309	—	—	252,309
All Other Common Stocks †	—	11,242,616	—	11,242,616
Warrant	1,384	—	—	1,384
Total Investments	1,694,512	13,032,084	—	14,726,596

Emerging Markets Great Consumer Fund
Common Stocks
Airlines	1,777,785	—	—	1,777,785
Banks	1,720,793	3,643,525	—	5,364,318
Food & Staples Retailing	1,575,893	—	—	1,575,893
Hotels, Restaurants & Leisure	1,874,942	4,668,867	—	6,543,809
Internet & Catalog Retail	5,963,084	—	—	5,963,084
Internet Software & Services	10,012,841	8,212,255	—	18,225,096
Real Estate Investment Trusts	1,490,473	—	—	1,490,473
Transportation Infrastructure	2,863,988	—	—	2,863,988
All Other Common Stocks †	—	101,812,111	—	101,812,111
Preferred Stock	—	1,946,404	—	1,946,404
Warrant	37,443	—	—	37,443
Total Investments	27,317,242	120,283,162	—	147,600,404

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2015

 (Unaudited)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Asia Great Consumer Fund
Common Stocks
Internet & Catalog Retail	4,418,850	—	—	4,418,850
Internet Software & Services	6,803,864	6,187,933	—	12,991,797
All Other Common Stocks †	—	59,446,174	—	59,446,174
Warrant	11,267	—	—	11,267
Total Investments	11,233,981	65,634,107	—	76,868,088

Global Great Consumer Fund
Common Stocks
Air Freight & Logistics	309,073	310,283	—	619,356
Beverages	230,041	542,192	—	772,233
Hotels, Restaurants & Leisure	917,696	202,651	—	1,120,347
Insurance	237,150	334,145	—	571,295
Internet & Catalog Retail	242,275	339,135	—	581,410
Internet Software & Services	477,182	315,690	—	792,872
IT Services	663,725	363,900	—	1,027,625
Pharmaceuticals	721,131	1,570,654	—	2,291,785
Textiles, Apparel & Luxury Goods	339,111	259,444	—	598,555
Tobacco	—	221,474	—	221,474
All Other Common Stocks †	4,310,245	—	—	4,310,245
Rights	—	34	—	34
Total Investments	8,447,629	4,459,602	—	12,907,231

Global Dynamic Bond Fund
Exchange Traded Funds	504,890	—	—	504,890
Foreign Bonds	—	224,985	—	224,985
U.S. Treasury Obligations	—	2,115,646	—	2,115,646
Yankee Dollar Bonds	—	8,783,029	—	8,783,029
Total Investments	504,890	11,123,660	—	11,628,550

†	For detailed industry descriptions, see accompanying Schedule of Investments.

For the period ended January 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings, and transfers that occurred from Level 2 to Level 1 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings no longer being required are as follows:

	Transfers from Level 1 to Level 2 ($)	Transfers from Level 2 to Level 1 ($)
Emerging Markets Fund	3,000,516	111,054
Asia Fund	4,774,130	—
Emerging Markets Great Consumer Fund	41,816,922	1,575,894
Asia Great Consumer Fund	26,679,563	—
Global Great Consumer Fund	1,079,253	—

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2015

 (Unaudited)

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars, with the resultant exchange gains and losses recorded in the Statement of Operations. The value of financial instruments and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the valuation date. Purchases and sales of financial instruments and income and expenses denominated in a foreign currency are translated into U.S. dollars at the exchange rate prevailing on the respective date of such transactions. The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Risks

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company's financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Credit Risk

The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2015

 (Unaudited)

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedule of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Non-Diversification Risk

The Global Dynamic Bond Fund is non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

4.	Federal Income Tax Information

At January 31, 2015, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Markets Fund	9,091,412	1,330,445	(506,053)	824,392
Asia Fund	12,836,094	2,210,263	(319,761)	1,890,502
Emerging Markets Great Consumer Fund	134,933,773	19,880,527	(7,213,896)	12,666,631
Asia Great Consumer Fund	70,703,666	7,221,198	(1,056,776)	6,164,422
Global Great Consumer Fund	11,529,873	1,931,639	(554,281)	1,377,358
Global Dynamic Bond Fund	11,214,601	486,219	(72,270)	413,949

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing. There are no subsequent events to report.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	March 27, 2015

By: (Signature and Title)	/s/ Joel Engle
Joel Engle, Treasurer and Principal Financial and Accounting Officer

Date:	March 27, 2015